World Omni Auto Receivables Trust 2013-B		Exhibit 99.1
Monthly Servicer Certificate
October 31, 2014

Dates Covered
Collections Period	10/01/14 - 10/31/14
Interest Accrual Period	10/15/14 - 11/16/14
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/14	514,828,719.34	26,539
Yield Supplement Overcollateralization Amount at 09/30/14	17,034,871.71	0
Receivables Balance at 09/30/14	531,863,591.05	26,539
Principal Payments	19,125,735.04	469
Defaulted Receivables	1,091,036.12	49
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/14	16,132,051.78	0
Pool Balance at 10/31/14	495,514,768.11	26,021

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Delinquent Receivables:
Past Due 31-60 days	7,338,864.05	363
Past Due 61-90 days	1,894,000.12	90
Past Due 91 + days	475,074.90	25
Total	9,707,939.07	478

Total 31+ Delinquent as % Ending Pool Balance	1.96%

Recoveries	653,076.10

Aggregate Net Losses/(Gains) - October 2014	437,960.02

Overcollateralization Target Amount	22,298,164.56
Actual Overcollateralization	22,298,164.56

Weighted Average APR	3.44%
Weighted Average APR, Yield Adjusted	5.12%
Weighted Average Remaining Term	51.90

Flow of Funds	$ Amount

Collections	21,292,222.05
Advances	3,091.05
Investment Earnings on Cash Accounts	2,772.79
Servicing Fee	(443,219.66)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	20,854,866.23

Distributions of Available Funds
(1) Class A Interest	335,735.84
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	18,444,823.42
(7) Distribution to Certificateholders	2,051,934.07
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	20,854,866.23

Servicing Fee	443,219.66
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 10/15/14	491,661,426.97
Principal Paid	18,444,823.42
Note Balance @ 11/17/14	473,216,603.55

Class A-1
Note Balance @ 10/15/14	0.00
Principal Paid	0.00
Note Balance @ 11/17/14	0.00
Note Factor @ 11/17/14	0.0000000%

Class A-2
Note Balance @ 10/15/14	131,376,426.97
Principal Paid	18,444,823.42
Note Balance @ 11/17/14	112,931,603.55
Note Factor @ 11/17/14	48.0560015%

Class A-3
Note Balance @ 10/15/14	235,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	235,000,000.00
Note Factor @ 11/17/14	100.0000000%

Class A-4
Note Balance @ 10/15/14	109,676,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	109,676,000.00
Note Factor @ 11/17/14	100.0000000%

Class B
Note Balance @ 10/15/14	15,609,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	15,609,000.00
Note Factor @ 11/17/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	358,108.74
Total Principal Paid	18,444,823.42
Total Paid	18,802,932.16

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	52,550.57
Principal Paid	18,444,823.42
Total Paid to A-2 Holders	18,497,373.99

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00
Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4811446
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.7819362
Total Distribution Amount	25.2630808

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2236194
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	78.4886103
Total A-2 Distribution Amount	78.7122297

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/14	88,595.99
Balance as of 10/31/14	91,687.04
Change	3,091.05

Reserve Account
Balance as of 10/15/14	1,903,544.61
Investment Earnings	242.52
Investment Earnings Paid	(242.52)
Deposit/(Withdrawal)	-
Balance as of 11/17/14	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61